Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income
Loans receivable	$ 26,741,000	$ 29,828,000	$ 33,493,000
Securities available for sale	6,873,000	8,722,000	10,465,000
Nontaxable securities available for sale	2,219,000	2,266,000	2,263,000
Interest-earning deposits	24,000	24,000	19,000
Total interest and dividend income	35,857,000	40,840,000	46,240,000
Interest expense:
Deposits	7,114,000	10,571,000	14,207,000
Advances from Federal Home loan Bank	1,780,000	2,609,000	2,557,000
Repurchase agreements	954,000	963,000	909,000
Subordinated debentures	733,000	734,000	742,000
Total interest expense	10,581,000	14,877,000	18,415,000
Net interest income	25,276,000	25,963,000	27,825,000
Provision for loan losses	1,604,000	2,275,000	5,921,000
Net interest income after provision for loan losses	23,672,000	23,688,000	21,904,000
Non-interest income:
Other-than-temporary impairment losses on debt securities	(511,000)		(155,000)
Portion of losses recognized in other comprehensive income	111,000
Net impairment losses recognized in earnings	(400,000)		(155,000)
Service charges	3,670,000	3,840,000	3,813,000
Merchant card income	983,000	842,000	768,000
Mortgage origination income	634,000	956,000	720,000
Realized gain from sale of securities available for sale, net	1,661,000	1,671,000	2,897,000
Income from bank owned life insurance	354,000	399,000	316,000
Financial services commission	1,250,000	1,071,000	894,000
Gain on sale of assets	412,000
Other operating income	808,000	860,000	940,000
Total non-interest income	9,372,000	9,639,000	10,193,000
Non-interest expenses:
Salaries and benefits	14,733,000	13,979,000	13,266,000
Occupancy expense	3,475,000	3,531,000	3,269,000
Data processing expense	2,695,000	2,494,000	2,645,000
State deposit tax	581,000	647,000	627,000
Intangible amortization	162,000	227,000	291,000
Professional services	1,773,000	1,605,000	1,372,000
Advertising expense	1,236,000	1,357,000	1,235,000
Postage and communications expense	567,000	562,000	549,000
Supplies expense	495,000	355,000	399,000
Deposit insurance and examination fees	727,000	1,539,000	2,021,000
Loss on sale of assets	12,000	13,000	145,000
Loss (gain) on sale of real estate owned	140,000	266,000	1,703,000
Expenses related to real estate owned	402,000	123,000	276,000
Other operating expenses	1,640,000	1,743,000	895,000
Total non-interest expense	28,638,000	28,441,000	28,693,000
Income (loss) before income taxes	4,406,000	4,886,000	3,404,000
Income tax expense	644,000	817,000	484,000
Net income	3,762,000	4,069,000	2,920,000
Less: Dividend on preferred shares		1,007,000	920,000
Accretion dividend on preferred shares		222,360	111,000
Net income available for common shareholders	$ 3,762,000	$ 2,840,000	$ 1,889,000
Earnings per share available to common stockholders
Basic	$ 0.50	$ 0.38	$ 0.25
Fully diluted	$ 0.50	$ 0.38	$ 0.25
Weighted average shares outstanding-basic	7,483,606	7,486,445	7,460,294
Weighted average shares outstanding-diluted	7,483,606	7,486,445	7,460,294